Goodwill - Summary of key assumptions used for assessing the recoverable amount of goodwill (Details) - Goodwill - Integra Gold Corporation - $ / oz	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Gold price ($/oz)	2,600	1,900
Real discount rate	7.25%	7.25%
Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Gold price ($/oz)	2,100	1,700
Real discount rate	5.75%	6.25%